OTHER INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 4:	OTHER INTANGIBLE ASSETS, NET

	June 30,	December 31,
	2018	2017
	$	$

Customer relationship & Other	3,246	3,747
IP & Technology	4,571	4,940
Capitalized software development costs	3,374	3,223

	11,191	11,910